Concessions and Authorizations - Schedule of Present Value and Nominal Value Portion to be paid (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Irape enterprise [member]
Disclosure Of Present Value And Nominal Value Portion To Be Paid [Line Items]
Percentage interest	100.00%
Amounts paid in 2017	R$ 2
Present value of amounts to be paid in 12 months	2
Nominal value of amounts to be paid in 12 months	R$ 2
Queimadao Consortium Enterprise [member]
Disclosure Of Present Value And Nominal Value Portion To Be Paid [Line Items]
Percentage interest	82.50%
Amounts paid in 2017	R$ 1
Present value of amounts to be paid in 12 months	1
Nominal value of amounts to be paid in 12 months	R$ 1
Salto Morais, Rio de Pedras and Others [member]
Disclosure Of Present Value And Nominal Value Portion To Be Paid [Line Items]
Percentage interest	100.00%
Amounts paid in 2017	R$ 1
Present value of amounts to be paid in 12 months	1
Nominal value of amounts to be paid in 12 months	R$ 1